Filed pursuant to Rule 497(e)




GMO TRUST                                                    Supplement dated
                                                             OCTOBER 16, 1996 to
                                                             Prospectus dated
                                                             SEPTEMBER 30, 1996

Purchase Premiums and Redemption Fees Instituted for
Asset Allocation Funds
--------------------------------------------------------------------------------

         Effective October 16, 1996, each of the Asset Allocation Funds will begin to charge purchase premiums and redemption fees for cash transactions. This is being done to ensure that the costs of purchase premiums or redemption fees paid to underlying Funds caused by shareholder transactions in the Asset Allocation Funds is paid by the shareholders generating the transactions, rather than by the other Asset Allocation Fund shareholders. This is consistent with the purpose of all of the Trust's purchase premiums and redemption fees.

         Each of the Asset Allocation Funds invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, the purchase premium and redemption fee of each Asset Allocation Fund will initially be computed as the weighted average of the premiums and fees, respectively, of the underlying
  Funds in which the Asset Allocation Fund is invested, based on actual investments by each Asset Allocation Fund as of October 8, 1996. The amount of purchase premium and redemption fee for each Asset Allocation Fund will thereafter be adjusted approximately annually based on underlying Funds owned by each Asset Allocation Fund during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for an Asset Allocation Fund more frequently if the Manager believes in its sole discretion that circumstances warrant.

         As of October 16, 1996, the following purchase premiums and redemption fees apply to the Asset Allocation Funds:


           FUND                          PURCHASE PREMIUM(1)     REDEMPTION FEE
           ----                          ----------------        --------------
International Equity Allocation Fund          0.80%                   0.10%
World Equity Allocation Fund                  0.69%                   0.09%
Global (U.S.+) Equity Allocation Fund         0.42%                   0.05%
Global Balanced Allocation Fund               0.31%                   0.03%


         Attached hereto is a supplemental Schedule of Fees and Expenses table relating to the Asset Allocation Funds, indicating the impact of the purchase premium and redemption fee instituted for each Fund.





                                      Shareholder
        GMO Fund Name            Transaction Expenses        Annual Operating Expenses
----------------------------- -------------------------------------------------------------------


                                 Cash Purchase  Redemption       Inv.
                                   Premium (as  a Fees (as a     Mgmt.    Share-
                                  percentage of percentage of Fees after  holder             Total
                                    amount        amount         Fee     Service   Other    Operating
                                   invested)1   redeemed)1     Waiver9     Fee3   Expenses9 Expenses9

                                   --------------------------------------------------------------
 Asset Allocation Funds
  International Equity Allocation
    Fund
    -----------------------------
            Class I                 .80%         .10%           .00%18   .13%18   .05%12,18 .18%18
            Class II                .80%         .10%           .00%18   .07%18   .05%12,18 .12%18
            Class III               .80%         .10%           .00%18   .00%18   .05%12,18 .05%12,18

  World Equity Allocation Fund
  ----------------------------
            Class I                 .69%         .09%           .00%18   .13%18   .05%12,18 .18%18
            Class II                .69%         .09%           .00%18   .07%18   .05%12,18 .12%18
            Class III               .69%         .09%           .00%18   .00%18   .05%12,18 .05%12,18

  Global (U.S.+) Equity
    Allocation Fund
    ---------------
            Class I                 .42%         .05%           .00%18   .13%18   .05%12,18 .18%18
            Class II                .42%         .05%           .00%18   .07%18   .05%12,18 .12%18
            Class III               .42%         .05%           .00%18   .00%18   .05%12,18 .05%12,18

  Global Balanced Allocation
    Fund
    ---------------------------
            Class I                 .31%         .03%           .00%18   .13%18   .05%12,18 .18%18
            Class II                .31%         .03%           .00%18   .07%18   .05%12,18 .12%18
            Class III               .31%         .03%           .00%18   .00%18   .05%12,18 .05%12,18



                                                           Examples
                                       -------------------------------------------------
                                         You would pay the
                                      following expenses on a
                                         $1,000 investment
                                         assuming 5% annual         You would pay the
                                       return with redemption   following expenses on the
                                        the end of each time    same investment assuming
                                                 period:              no redemption:
                                        1 Yr.  3 Yr. 5 Yr. 10Yr 1 Yr. 3 Yr.  5 Yr. 10Yr.
                                        ------------------------------------------------


 ASSET ALLOCATION FUNDS

  International Equity Allocation
    Fund
    -----------------------------
            Class I                       $11     $15            $10    $14
            Class II                      $10     $13            $9     $12
            Class III                     $10     $11            $9     $10

  World Equity Allocation Fund
  ----------------------------
            Class I                       $10     $14            $9     $13
            Class II                      $9      $12            $8     $11
            Class III                     $8      $10            $7     $9

  Global (U.S.+) Equity
    Allocation Fund
    ---------------
            Class I                       $7      $11            $6     $10
            Class II                      $6      $9             $5     $8
            Class III                     $5      $6             $5     $6

  Global Balanced Allocation
    Fund
    -----------------------------
            Class I                       $5      $9             $5     $9
            Class II                      $5      $7             $4     $7
            Class III                     $4      $5             $4     $5








         Footnotes begin on page 13 of the Trust's Prospectus and are important to understanding this table.

Unless otherwise noted, Annual Operating Expenses shown are based on actual expenses for the year ended February 29, 1996.

The purpose of the foregoing tables is to assist in understanding the various costs and expenses of each Fund that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND EXPENSE NUMBERS USED ARE NOT REPRESENTATIONS OF FUTURE PERFORMANCE OR EXPENSES, SUBJECT TO THE MANAGER'S UNDERTAKING TO WAIVE ITS FEE AND/OR BEAR CERTAIN EXPENSES FOR EACH FUND AS DESCRIBED IN THE TABLES, ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN. Where a purchase premium and/or redemption fee is indicated as being charged by a Fund in certain instances, the foregoing examples assume the payment of such purchase premium and/or redemption fee even though such purchase premium and/or redemption fee is not applicable in all cases. (See "Purchase of Shares" and "Redemption of Shares" in the Trust's Prospectus).